Employee benefits - Key Actuarial Economic and biometric Assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined benefit plan | Medical cost growth rate
Key actuarial economic and biometric assumptions
Medical cost growth rate above basic inflation	3.25%	3.25%
Defined benefit plan | Economic inflation
Key actuarial economic and biometric assumptions
Economic inflation	4.00%	4.40%
Defined benefit plan | Mortality
Key actuarial economic and biometric assumptions
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality for disabled persons	IAPB 57	IAPB 57
Health plan | Discount rate
Key actuarial economic and biometric assumptions
Discount rate	4.91%	5.39%
Life insurance | Discount rate
Key actuarial economic and biometric assumptions
Discount rate	4.91%	5.39%